CHANGE OF CONTROL (Details Narrative)	Dec. 20, 2021 $ / shares shares
WKL Global Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	67.34%
Shares issued for services	2,000,000
Securities Purchase Agreement [Member] | Low Wai Koon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares restricted	2,000,000
Ownership percentage	67.34%
Sale of stock price per share | $ / shares	$ 100